Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid expenses and other current assets

Note 4—Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	March 31, 2016 (unaudited)	December 31, 2015
Prepaid rent	$27,000	$27,000
Prepaid insurance	46,000	40,000
Prepaid other	234,000	140,000
Prepaid professional fees	49,000	—
Current portion – deferred financing fees for LOC	286,000	228,000
Total	$642,000	$408,000

Note 4—Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2015	December 31, 2014
Prepaid rent	$27,000	$27,000
Prepaid insurance	40,000	31,000
Prepaid other	140,000	13,000
Prepaid professional fees	—	20,000
Current portion – deferred financing fees for LOC	228,000	—
Total	$408,000	$46,000